Note 15 - Income Taxes (Details) - Income Tax Provision (Benefit)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Tax Provision (Benefit) [Abstract]
Statutory federal rate	(35.00%)	(35.00%)
State income taxes net of federal income tax benefit	(5.20%)	(5.20%)
Permanent differences for tax purposes	11.80%	22.90%
Change in valuation allowance	28.40%	17.30%
	0.00%	0.00%